Investment Strategy - Aristotle Pacific EXclusive Fund Series C	Mar. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In pursuing its investment goal, the Fund will primarily invest in securities of collateralized loan obligations (“CLOs”) issued in the U.S. market that are backed by a pool of non-investment grade senior secured loans and other instruments (such as senior unsecured loans, “covenant lite” loans (loans which have few or no financial maintenance covenants), subordinated corporate loans and high yield bonds) selected by the CLO’s manager.
The Fund will principally invest its assets in the mezzanine tranches (generally, notes of CLOs rated by a nationally recognized statistical rating organization or “NRSRO” between BBB+ and B-) of U.S. broadly syndicated CLOs. The Fund may invest without limit in the junior mezzanine tranches, which are securities rated below investment grade, commonly referred to as “high yield” or “junk bonds” and are regarded as speculative with respect to the issuer’s ability to pay interest or repay principal. The Fund’s investments in mezzanine tranches of CLOs are subordinate to the higher-rated tranches of such CLOs (i.e., higher rated tranches have payment priority over mezzanine tranches held by the Fund) and are anticipated to generate high current income. The Fund seeks to invest in CLO securities that the Sub-Adviser believes have the potential to generate attractive risk-adjusted returns. A risk-adjusted return measures an investment’s profit after taking into account the degree of risk that was taken to achieve it.
Although the Fund will focus its investments in the mezzanine tranches of CLOs, it may also invest in the senior or investment grade tranches of CLOs and may invest its assets in the unrated subordinated or equity tranches of CLOs. The equity tranche (“CLO Equity”) is the most junior ownership tranche of a CLO structure that represents a residual claim on the cash flows generated by a diversified pool of leveraged loans, after all senior debt tranches and expenses have been paid. No more than 30% of the Fund’s assets may be in CLOs managed by a single collateral manager and the Fund may not invest more than 20% of its assets in any single CLO.
The Fund may also invest in other related securities and instruments that are consistent with its investment objectives, including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and asset-backed securities (“ABS”). Investments in RMBS and ABS may span a broad segment of consumer creditworthiness segments, which includes exposure to prime, near-prime and subprime consumers. The Fund may also invest without limit in below investment grade fixed income securities and other income-producing instruments. Those instruments include high yield, high risk bonds, commonly referred to as “junk bonds.” Such “junk bonds” also may be considered to possess some speculative characteristics.
The Fund may use leverage as and to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) and expects to obtain leverage, if any, primarily through reverse repurchase agreements. The Fund may invest in money market instruments and U.S. Government securities on a temporary basis for defensive purposes during adverse market conditions or for cash management purposes. The Fund may invest its assets in illiquid or thinly traded securities. The Fund’s investments in CLOs, ABS, and other debt instruments may include privately issued debt, including securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund is a non-diversified investment company.
Fundamental Research Process.
The Sub-Adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the Sub-Adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Once this is determined, the Sub-Adviser looks for companies that it believes have sustainable competitive positions, strong management teams and the ability to repay or refinance its debt obligations. The Sub-Adviser performs a credit analysis on each potential issuer and a relative value analysis for each potential investment. When selecting investments, the Sub-Adviser may invest in instruments that it believes have the potential for capital appreciation.
Individual investment selection is based on the Sub-Adviser’s fundamental research process. An investment is generally sold when the Sub-Adviser believes that the issue has realized its price appreciation target, the issue no longer offers relative value, or an adverse change in corporate or sector fundamentals has occurred.

Strategy Portfolio Concentration [Text]	No more than 30% of the Fund’s assets may be in CLOs managed by a single collateral manager and the Fund may not invest more than 20% of its assets in any single CLO.